Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Cash	$ 19,442	$ 359,610
Prepaid expenses	457,847	475,532
Total current assets	477,289	835,142
Prepaid expenses – noncurrent portion		326,032
Marketable Securities held in Trust Account	331,742,611	329,755,798
Total assets	332,219,900	330,916,972
Liabilities and Shareholders’ Equity
Accrued offering costs and expenses	2,237,404	218,421
Due to related party	110,000	1,032
Working Capital Loan	125,000
Total current liabilities	2,472,404	219,453
Deferred underwriting fee	11,541,250	11,541,250
Total liabilities	14,013,654	11,760,703
Commitments and Contingencies (Note 7)
Class A ordinary share subject to possible redemption, 31,588,011 shares at redemption value	317,872,721	315,880,110
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,386,989 shares issued and outstanding (excluding 31,588,011 shares subject to possible redemption)	139	139
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,243,750 shares issued and outstanding	825	825
Additional paid-in capital	1,598,095	3,590,706
Accumulated deficit	(1,265,534)	(315,511)
Total Shareholders’ Equity	333,525	3,276,159
Total Liabilities, Redeemable Ordinary Shares and Shareholders’ Equity	$ 332,219,900	$ 330,916,972